Consolidated Statements of Stockholders' (Deficit) Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Paid in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2011	$ (5,625)	$ 401	$ (11,683)	$ 290,997	$ (285,340)
Treasury stock, Beginning balance, shares at Dec. 31, 2011			(453,000)
Beginning balance, shares at Dec. 31, 2011		13,420,000
Stock issuance	56,566	139		56,427
Stock issuance, shares		4,600,000
Net (loss) income	96,308				96,308
Purchase of treasury stock	(57)		(57)
Purchase of treasury stock, shares			(4,000)
Stock-based compensation	2,166			2,166
Stock-based compensation, shares		224,000
Net excess tax benefits from stock-based compensation	76			76
Ending balance at Dec. 31, 2012	149,434	540	(11,740)	349,666	(189,032)
Treasury stock, Ending balance, shares at Dec. 31, 2012			(457,000)
Ending balance, shares at Dec. 31, 2012		18,244,000
Stock issuance	88,040	155		87,885
Stock issuance, shares		5,175,000
Net (loss) income	5,753				5,753
Purchase of treasury stock	(174)		(174)
Purchase of treasury stock, shares			(11,000)
Stock options exercised	125			125
Stock options exercised, shares		15,000
Stock-based compensation	2,530	3		2,527
Stock-based compensation, shares		94,000
Net excess tax benefits from stock-based compensation	103			103
Ending balance at Dec. 31, 2013	245,811	698	(11,914)	440,306	(183,279)
Treasury stock, Ending balance, shares at Dec. 31, 2013	(468,079)		(468,000)
Ending balance, shares at Dec. 31, 2013		23,528,000
Stock issued through stock purchase plans	55			55
Stock issued through stock purchase plans, shares		2,000
Shares issued for acquisition	47,274	42		47,232
Shares issued for acquisition, shares		1,382,000
Net (loss) income	(8,942)				(8,942)
Purchase of treasury stock	(1,651)		(1,651)
Purchase of treasury stock, shares			(47,000)
Stock options exercised	18			18
Stock options exercised, shares	2,500,000	3,000
Stock-based compensation	4,909	4		4,905
Stock-based compensation, shares		20,000
Net excess tax benefits from stock-based compensation	1,071			1,071
Ending balance at Dec. 31, 2014	$ 288,545	$ 744	$ (13,565)	$ 493,587	$ (192,221)
Treasury stock, Ending balance, shares at Dec. 31, 2014	(515,071)		(515,000)
Ending balance, shares at Dec. 31, 2014		24,935,000